FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of financial instruments

		Asset/(Liability) at	Asset/(Liability) at
Derivatives Contracts	Current/Non-Current	December 31, 2025	December 31, 2024
Swap - Aura Almas (Itaú Bank)	Non-current	4,418	(15,164)
Swap - Apoena Mines (ABC Bank)	Current	(2,753)	(3,872)
Gold Derivatives	Current / Non-current	(401,944)	(120,454)
Total		(400,279)	(139,490)

Schedule of Classification of financial instruments

		December 31, 2025						December 31, 2024
	Note	Measured at amortized cost		Fair value through profit & loss		Fair value through OCI		Measured at amortized cost		Fair value through profit & loss		Fair value through OCI
Assets
Current
Cash and cash equivalents	6		286,056		-		-		270,189		-		-
Accounts receivable	7		17,478		2,321		-		2,354		13,480		-
Derivative Financial Instrument	27		-		-		4,418		-		-		-
Non-current									-		-		-
Other receivables and assets	10		-		-		9,691		-		-		3,454
Assets			303,534		2,321		14,109		272,543		13,480		3,454

Liabilities
Current
Trade and other payables	12		189,614		-		-		98,067		-		-
Derivative Financial Instrument	26		-		139,354		-		-		19,302		-
Loan and debentures	13		92,497		7,051		-		78,115		3,892		-
Liability measured at fair value	14		-		1,012		-		-		3,362		-
Other liabilities	18		18,933				-		14,190		-		-
Non-current
Derivative Financial Instrument	25		-		265,343		-		-		105,024		15,164
Loan and debentures	13		132,238		179,382		-		202,474		158,623		-
Liability measured at fair value	14		-		25,822		-		-		14,387		-
Deferred consideration (NSR)	5(b)		-		23,643		-		-				-
Other provisions (CVR)	17		-		11,982		-		-				-
Other liabilities	18		6,473		-		-		11,032		-		-
		439,755		653,589		-		403,878		304,590		15,164

Schedule of swap agreements

			Asset/(Liability) at	Asset/(Liability) at
Derivatives Contracts	Commodity/ index	Current/Non-Current	December 31, 2025	December 31, 2024
Swap - Aura Almas (Itaú Bank) (a)	CDI	Current	4,418	(15,164)
Swap - Apoena Mines (ABC Bank)	CDI	Current	(2,753)	(3,872)
Total			1,665	(19,036)

(a) The swap agreements from the Company’s subsidiary, Almas, was designated as a hedge accounting.

Schedule of financial assets and liabilities measured at fair value on a recurring basis

		December 31, 2025				December 31, 2024
	Level	Fair value through profit & loss		Fair value through OCI		Fair value through profit & loss		Fair value through OCI
Assets
Accounts receivable	2		2,321		-		13,213		-
Other receivables and assets	1		-		9,691		-		2,168
Derivative Financial Instrument	2		-		4,418		-		-
		2,321		14,109		13,213		2,168

Liabilities
Debentures (a)	2		186,433		-		162,515		-
Liability measured at fair value	3		26,834		-		17,749		-
Derivative Financial Instrument	2		404,697		-		124,326		15,164
Deferred consideration (NSR)	3		23,643		-		-		-
Other provisions (CVR)	3		11,982		-		-		-
		653,589		-		304,590		15,164

(a)	As of December 31, 2025, the debenture was trading in the market at approximately 101% of its yield curve value, which management considers to be a reasonable approximation of its carrying amount.

Schedule of inputs of fair value

Description	Fair value at		Unobservable inputs	Inputs		Relationship of unobservable inputs to fair value
	2025	2024		2025	2024
Liability measured at fair value (NSR agreement))	26,834	17,749	Expected production of gold ounces	719,512	747,704	If expected production of gold ounces were 10% higher or lower, the fair value would increase/decrease by $219.
Contingent Value Rights (CVRs)	11,982	-	Commercial Production	(a)	-	(a)
Contingent consideration (NSR)	23,643	-	Expected production of gold ounces	315,481	-	If expected production of gold ounces were 10% higher or lower, the fair value would increase/decrease by $192.

(a)	The Company assessed the probability of achieving commercial production, which is defined on Note 5, over various time horizons, primarily within a 0 to 20-year range, while also recognizing a residual probability of timelines extending beyond 20 years. If expected commercial production probability varies by 10% on the lower and higher ends of these time horizons, the fair value would increase or decrease by $940.

Schedule of Liability measured at fair value

Input	2025	2024
WACC	11.50%	11.80%
Credit-risk	2.70%	3.10%
Expected volatility	15.20%	15.70%